Cover	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	CHIPOTLE MEXICAN GRILL, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-32731
Entity Tax Identification Number	84-1219301
Entity Address, Address Line One	610 Newport Center Drive
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660
City Area Code	949
Local Phone Number	524-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	CMG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001058090
Amendment Flag	false